Financial instruments - Allowance for Expected Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of year	$ 2,878	$ 1,703
Increase	2,777	2,234
Write-offs	(2,136)	(1,059)
Balance, end of year	$ 3,519	$ 2,878
Not past due
Disclosure of detailed information about financial instruments [line items]
Expected loss rate	3.00%	4.00%
Not past due | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	$ (9,328)	$ (2,147)
Not past due | Loss allowance
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	$ 280	$ 86
0–30
Disclosure of detailed information about financial instruments [line items]
Expected loss rate	14.00%	17.00%
0–30 | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	$ (1,087)	$ (2,264)
0–30 | Loss allowance
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	$ 152	$ 385
30–60
Disclosure of detailed information about financial instruments [line items]
Expected loss rate	41.00%	45.00%
30–60 | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	$ (917)	$ (494)
30–60 | Loss allowance
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	$ 376	$ 222
60–90
Disclosure of detailed information about financial instruments [line items]
Expected loss rate	55.00%	63.00%
60–90 | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	$ (231)	$ (476)
60–90 | Loss allowance
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	$ 127	$ 300
90–180
Disclosure of detailed information about financial instruments [line items]
Expected loss rate	63.00%	74.00%
90–180 | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	$ (1,156)	$ (591)
90–180 | Loss allowance
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	$ 728	$ 437
180+
Disclosure of detailed information about financial instruments [line items]
Expected loss rate	67.00%	83.00%
180+ | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	$ (2,758)	$ (1,749)
180+ | Loss allowance
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	$ 1,856	$ 1,448